UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium and Growth Fund (JPG)
September 30, 2012

Shares	Description (1)				Value
	Common Stocks – 98.5% (5)
	Aerospace & Defense – 2.2%
21,609	Boeing Company				$ 1,504,419
20,644	Honeywell International Inc.				1,233,479
14,434	Raytheon Company				825,047
22,344	United Technologies Corporation				1,749,312
	Total Aerospace & Defense				5,312,257
	Air Freight & Logistics – 0.8%
25,299	United Parcel Service, Inc., Class B				1,810,649
	Airlines – 0.1%
13,205	Lan Airlines S.A., Sponsored ADR				333,822
	Auto Components – 0.1%
9,310	Cooper Tire & Rubber				178,566
5,900	Dana Holding Corporation				72,570
	Total Auto Components				251,136
	Automobiles – 0.4%
92,502	Ford Motor Company				912,070
	Beverages – 2.3%
86,588	Coca-Cola Company				3,284,283
29,903	PepsiCo, Inc.				2,116,235
	Total Beverages				5,400,518
	Biotechnology – 1.0%
11,864	Celgene Corporation, (2)				906,410
20,273	Gilead Sciences, Inc., (2)				1,344,708
10,546	PDL Biopahrma Inc.				81,099
	Total Biotechnology				2,332,217
	Capital Markets – 1.3%
53,257	Charles Schwab Corporation				681,157
24,627	Federated Investors Inc., Class B				509,533
4,957	Goldman Sachs Group, Inc.				563,512
46,141	Morgan Stanley				772,400
14,786	Waddell & Reed Financial, Inc., Class A				484,537
	Total Capital Markets				3,011,139
	Chemicals – 2.4%
26,983	Dow Chemical Company				781,428
21,896	E.I. Du Pont de Nemours and Company				1,100,712
14,249	Eastman Chemical Company				812,335
11,108	Monsanto Company				1,011,050
27,207	Olin Corporation				591,208
8,038	PPG Industries, Inc.				923,084
16,530	RPM International, Inc.				471,766
	Total Chemicals				5,691,583
	Commercial Banks – 2.7%
12,843	Comerica Incorporated				398,775
12,783	Fifth Third Bancorp.				198,264
11,582	First Horizon National Corporation				111,535
8,574	FirstMerit Corporation				126,295
49,105	Huntington BancShares Inc.				338,825
33,673	Regions Financial Corporation				242,782
46,627	U.S. Bancorp				1,599,306
101,536	Wells Fargo & Company				3,506,038
	Total Commercial Banks				6,521,820
	Commercial Services & Supplies – 0.3%
5,330	Avery Dennison Corporation				169,601
14,872	Deluxe Corporation				454,488
8,400	Kimball International Inc., Class B				102,648
	Total Commercial Services & Supplies				726,737
	Communications Equipment – 2.2%
113,457	Cisco Systems, Inc.				2,165,894
14,740	Motorola Solutions Inc.				745,107
35,475	QUALCOMM, Inc.				2,216,833
2,984	Research In Motion Limited, (2)				22,380
	Total Communications Equipment				5,150,214
	Computers & Peripherals – 5.5%
16,659	Apple, Inc., (2)				11,115,879
30,455	Dell Inc., (2)				300,286
47,936	EMC Corporation, (2)				1,307,215
25,651	Hewlett-Packard Company				437,606
	Total Computers & Peripherals				13,160,986
	Consumer Finance – 0.5%
21,390	American Express Company				1,216,235
	Containers & Packaging – 0.3%
17,965	Packaging Corp. of America				652,130
	Distributors – 0.5%
19,736	Genuine Parts Company				1,204,488
	Diversified Consumer Services – 0.1%
5,562	Apollo Group, Inc., (2)				161,576
	Diversified Financial Services – 3.7%
225,158	Bank of America Corporation				1,988,145
55,290	Citigroup Inc.				1,809,089
12,960	CME Group, Inc.				742,608
4,327	Intercontinental Exchange, Inc., (2)				577,265
83,543	JP Morgan Chase & Co.				3,381,821
9,862	New York Stock Exchange Euronext				243,098
	Total Diversified Financial Services				8,742,026
	Diversified Telecommunication Services – 3.8%
3,700	Alaska Communications Systems Group Inc.				8,362
136,321	AT&T Inc.				5,139,302
111,815	Frontier Communications Corporation				547,894
72,804	Verizon Communications Inc.				3,317,678
	Total Diversified Telecommunication Services				9,013,236
	Electric Utilities – 1.5%
34,345	Duke Energy Corporation				2,225,556
60,263	Great Plains Energy Incorporated				1,341,454
	Total Electric Utilities				3,567,010
	Electrical Equipment – 0.8%
4,067	Cooper Industries Inc.				305,269
23,075	Emerson Electric Company				1,113,830
6,854	Rockwell Automation, Inc.				476,696
	Total Electrical Equipment				1,895,795
	Electronic Equipment & Instruments – 0.3%
48,583	Corning Incorporated				638,866
	Energy Equipment & Services – 2.2%
12,363	Baker Hughes Incorporated				559,178
2,246	Carbo Ceramics Inc.				141,318
30,868	Halliburton Company				1,039,943
9,961	National-Oilwell Varco Inc.				797,976
12,997	Noble Corporation				465,033
28,341	Schlumberger Limited				2,049,905
1,869	Tidewater Inc.				90,703
	Total Energy Equipment & Services				5,144,056
	Food & Staples Retailing – 2.0%
28,828	CVS Caremark Corporation				1,395,852
23,426	SUPERVALU INC.				56,457
35,291	Wal-Mart Stores, Inc.				2,604,476
5,987	Whole Foods Market, Inc.				583,134
	Total Food & Staples Retailing				4,639,919
	Food Products – 1.4%
13,960	Archer-Daniels-Midland Company				379,433
33,648	ConAgra Foods, Inc.				928,348
46,877	Kraft Foods Inc., Class A				1,938,364
	Total Food Products				3,246,145
	Gas Utilities – 0.5%
13,418	AGL Resources Inc.				548,930
14,636	ONEOK, Inc.				707,065
	Total Gas Utilities				1,255,995
	Health Care Equipment & Supplies – 0.7%
28,854	Boston Scientific Corporation, (2)				165,622
3,976	Hologic Inc., (2)				80,474
31,998	Medtronic, Inc.				1,379,754
	Total Health Care Equipment & Supplies				1,625,850
	Health Care Providers & Services – 2.1%
13,746	Aetna Inc.				544,342
1,637	Brookdale Senior Living Inc., (2)				38,011
26,964	Express Scripts, (2)				1,689,834
5,614	Humana Inc.				393,822
24,649	Tenet Healthcare Corporation, (2)				154,549
28,552	UnitedHealth Group Incorporated				1,582,066
11,994	Wellpoint Inc.				695,772
	Total Health Care Providers & Services				5,098,396
	Hotels, Restaurants & Leisure – 1.3%
9,393	International Game Technology				122,954
22,404	McDonald’s Corporation				2,055,567
13,188	MGM Resorts International Inc., (2)				141,771
43,350	The Wendy’s Company				197,243
4,557	Tim Hortons Inc.				237,101
5,749	Wyndham Worldwide Corporation				301,708
	Total Hotels, Restaurants & Leisure				3,056,344
	Household Durables – 0.4%
9,410	KB Home				135,034
7,325	Lennar Corporation, Class A				254,690
16,964	Newell Rubbermaid Inc.				323,843
2,393	Whirlpool Corporation				198,404
	Total Household Durables				911,971
	Household Products – 2.0%
5,228	Colgate-Palmolive Company				560,546
9,977	Kimberly-Clark Corporation				855,827
47,393	Procter & Gamble Company				3,287,178
	Total Household Products				4,703,551
	Industrial Conglomerates – 1.4%
15,527	3M Co.				1,435,005
79,853	General Electric Company				1,813,462
	Total Industrial Conglomerates				3,248,467
	Insurance – 3.1%
18,935	Arthur J. Gallagher & Co.				678,252
23,775	Berkshire Hathaway Inc., Class B, (2)				2,096,955
16,883	Fidelity National Title Group Inc., Class A				361,127
20,130	Genworth Financial Inc., Class A, (2)				105,280
12,560	Kemper Corporation				385,718
26,486	Lincoln National Corporation				640,696
26,240	Marsh & McLennan Companies, Inc.				890,323
16,516	Mercury General Corporation				638,343
14,302	Prudential Financial, Inc.				779,602
11,626	Travelers Companies, Inc.				793,591
	Total Insurance				7,369,887
	Internet & Catalog Retail – 0.8%
7,722	Amazon.com, Inc., (2)				1,963,859
	Internet Software & Services – 2.6%
5,170	Akamai Technologies, Inc., (2)				197,804
26,548	eBay Inc., (2)				1,285,189
5,040	Google Inc., Class A, (2)				3,802,680
22,961	United Online, Inc.				126,745
6,424	VeriSign, Inc., (2)				312,785
27,685	Yahoo! Inc., (2)				442,268
	Total Internet Software & Services				6,167,471
	IT Services – 3.9%
29,841	Automatic Data Processing, Inc.				1,750,473
9,387	Cognizant Technology Solutions Corporation, Class A, (2)				656,339
11,474	Fidelity National Information Services				358,218
24,100	International Business Machines Corporation (IBM)				4,999,545
2,687	Lender Processing Services Inc.				74,940
9,814	Visa Inc., Class A				1,317,824
	Total IT Services				9,157,339
	Leisure Equipment & Products – 0.9%
24,528	Mattel, Inc.				870,253
14,292	Polaris Industries Inc.				1,155,794
	Total Leisure Equipment & Products				2,026,047
	Life Sciences Tools & Services – 0.1%
1,370	Covance, Inc., (2)				63,965
4,213	Life Technologies Corporation, (2)				205,931
	Total Life Sciences Tools & Services				269,896
	Machinery – 2.5%
3,706	Briggs & Stratton Corporation				69,191
13,149	Caterpillar Inc.				1,131,340
5,474	Cummins Inc.				504,758
11,992	Deere & Company				989,220
14,691	Illinois Tool Works, Inc.				873,674
5,351	Pentair, Inc.				238,173
11,866	Snap-on Incorporated				852,809
18,194	Stanley Black & Decker Inc.				1,387,293
	Total Machinery				6,046,458
	Media – 2.3%
12,544	CBS Corporation, Class B				455,724
82,347	Comcast Corporation, Class A				2,945,552
5,612	DIRECTV Group, Inc., (2)				294,406
8,126	Gannett Company Inc.				144,237
5,070	Lamar Advertising Company, (2)				187,894
28,121	New York Times, Class A, (2)				274,461
51,096	Regal Entertainment Group, Class A				718,921
45,144	Sirius XM Radio Inc., (2)				117,374
24,892	World Wrestling Entertainment Inc.				200,381
	Total Media				5,338,950
	Metals & Mining – 0.6%
4,770	Companhia Siderurgica Nacional S.A., Sponsored ADR				26,855
24,931	Freeport-McMoRan Copper & Gold, Inc.				986,769
11,424	Southern Copper Corporation				392,529
3,047	United States Steel Corporation				58,106
	Total Metals & Mining				1,464,259
	Multiline Retail – 0.7%
8,878	Nordstrom, Inc.				489,888
19,537	Target Corporation				1,240,013
	Total Multiline Retail				1,729,901
	Multi-Utilities – 2.0%
14,000	Ameren Corporation				457,380
52,946	CenterPoint Energy, Inc.				1,127,750
8,097	Consolidated Edison, Inc.				484,929
23,143	Dominion Resources, Inc.				1,225,190
28,718	Integrys Energy Group, Inc.				1,499,080
	Total Multi-Utilities				4,794,329
	Oil, Gas & Consumable Fuels – 9.5%
32,095	Chesapeake Energy Corporation				605,633
41,178	Chevron Corporation				4,799,708
21,336	ConocoPhillips				1,219,992
11,317	CONSOL Energy Inc.				340,076
6,936	EOG Resources, Inc.				777,179
91,175	Exxon Mobil Corporation				8,337,954
7,395	Hess Corporation				397,259
20,768	Marathon Oil Corporation				614,110
10,284	Marathon Petroleum Corporation				561,404
20,324	Occidental Petroleum Corporation				1,749,083
23,308	Peabody Energy Corporation				519,535
10,973	Phillips 66				508,818
24,031	Ship Financial International Limited				377,767
17,375	Southwestern Energy Company, (2)				604,303
23,750	StatoilHydro ASA, Sponsored ADR				612,513
18,205	Valero Energy Corporation				576,734
	Total Oil, Gas & Consumable Fuels				22,602,068
	Personal Products – 0.1%
21,653	Avon Products, Inc.				345,365
	Pharmaceuticals – 7.6%
45,691	Abbott Laboratories				3,132,575
476	AstraZeneca PLC, Sponsored ADR				22,781
47,168	Bristol-Myers Squibb Company				1,591,920
28,605	Eli Lilly and Company				1,356,163
57,590	Johnson & Johnson				3,968,527
70,896	Merck & Company Inc.				3,197,410
181,817	Pfizer Inc.				4,518,152
5,422	Sanofi-Aventis, Sponsored ADR				233,471
	Total Pharmaceuticals				18,020,999
	Real Estate Investment Trust – 2.3%
52,352	Annaly Capital Management Inc.				881,608
35,857	Brandywine Realty Trust				437,097
14,334	CubeSmart				184,479
16,442	Hospitality Properties Trust				390,991
54,457	Lexington Corporate Properties Trust				526,055
49,304	Senior Housing Properties Trust				1,073,841
24,458	Ventas Inc.				1,522,511
19,112	Weyerhaeuser Company				499,588
	Total Real Estate Investment Trust				5,516,170
	Road & Rail – 0.6%
12,780	Union Pacific Corporation				1,516,986
	Semiconductors & Equipment – 2.1%
15,548	Analog Devices, Inc.				609,326
35,188	Applied Materials, Inc.				392,874
959	First Solar Inc., (2)				21,237
109,250	Intel Corporation				2,477,790
17,124	Microchip Technology Incorporated				560,640
19,215	NVIDIA Corporation, (2)				256,328
27,352	Texas Instruments Incorporated				753,548
	Total Semiconductors & Equipment				5,071,743
	Software – 3.7%
16,588	Adobe Systems Incorporated, (2)				538,446
8,286	Autodesk, Inc., (2)				276,504
159,313	Microsoft Corporation				4,744,341
76,771	Oracle Corporation				2,417,519
4,926	Salesforce.com, Inc., (2)				752,151
	Total Software				8,728,961
	Specialty Retail – 2.8%
6,506	Abercrombie & Fitch Co., Class A				220,684
19,409	American Eagle Outfitters, Inc.				409,142
14,239	Best Buy Co., Inc.				244,768
12,843	Gap, Inc.				459,523
33,102	Home Depot, Inc.				1,998,368
18,133	Limited Brands, Inc.				893,232
34,642	Lowe’s Companies, Inc.				1,047,574
7,525	Tiffany & Co.				465,647
19,611	TJX Companies, Inc.				878,377
	Total Specialty Retail				6,617,315
	Textiles, Apparel & Luxury Goods – 0.6%
8,185	VF Corporation				1,304,362
	Thrifts & Mortgage Finance – 0.3%
52,183	New York Community Bancorp Inc.				738,911
	Tobacco – 2.2%
51,979	Altria Group, Inc.				1,735,579
29,266	Philip Morris International				2,632,184
18,986	Reynolds American Inc.				822,853
	Total Tobacco				5,190,616
	Trading Companies & Distributors – 0.3%
3,200	W.W. Grainger, Inc.				666,784
	Wireless Telecommunication Services – 0.1%
54,217	Sprint Nextel Corporation, (2)				299,278
1,065	Vodafone Group PLC, Sponsored ADR				30,347
	Total Wireless Telecommunication Services				329,625
	Total Common Stocks (cost $179,376,853)				233,615,505

Principal
Amount (000)	Description (1)		Coupon	Maturity	Value
	Short-Term Investments – 5.2%
$ 12,344		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/12, repurchase price $12,344,450, collateralized by $9,265,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $12,596,685	0.010%	10/01/12	$ 12,344,440
	Total Short-Term Investments (cost $12,344,440)				12,344,440
	Total Investments (cost $191,721,293) – 103.7%				245,959,945
	Other Assets Less Liabilities – (3.7)% (3)				(8,690,442)
	Net Assets – 100%				$ 237,269,503

Investments in Derivatives at September 30, 2012

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value (3)
	Call Options Written – (1.8)%
(230)	S&P 500 Index	$ (31,625,000)	10/20/12	$1,375	$ (1,567,450)
(155)	S&P 500 Index	(21,700,000)	10/20/12	1,400	(712,225)
(159)	S&P 500 Index	(22,657,500)	10/20/12	1,425	(420,555)
(260)	S&P 500 Index	(37,700,000)	10/20/12	1,450	(306,800)
(179)	S&P 500 Index	(25,507,500)	11/17/12	1,425	(650,665)
(313)	S&P 500 Index	(45,385,000)	11/17/12	1,450	(680,775)
(1,296)	Total Call Options Written (premiums received $4,691,022)	$(184,575,000)			$ (4,338,470)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1		Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks		$233,615,505		$ –	$ –	$233,615,505
Short-Term Investments:
Repurchase Agreements		–		12,344,440	–	12,344,440
Derivatives:
Call Options Written		(4,338,470)		–	–	(4,338,470)
Total		$229,277,035		$12,344,440	$ –	$241,621,475

* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives			Liability Derivatives
Risk Exposure	Instrument	Location	Value		Location	Value
Equity Price	Options	—	$ —		Call options written, at value	$ (4,338,470)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $191,742,624.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation						$ 74,123,886
Depreciation						(19,906,565)
Net unrealized appreciation (depreciation) of investments						$ 54,217,321

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Other Assets Less Liabilities includes the Value of derivative instruments as noted within Investments in Derivatives at September 30, 2012.
(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium and Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012